UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2010
                                                  ----------------------
Check here if Amendment [ ]; Amendment Number:    ---------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     TCG Holdings, L.L.C.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
          ------------------------------
          Washington, DC  20004-2505
          ------------------------------

Form 13F File Number:  28-  12410
                           -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
          ------------------------
Title:    Managing Director
          ------------------------
Phone:    202-729-5626
          ------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello          Washington, DC          November 15, 2010
--------------------------   ------------------        ---------------------
      Signature                City, State              Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

    Form 13F File Number     Name

    28-
        ----------------     ------------------------------

                                      ------------------------
                                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
                                        -------------------------

Form 13F Information Table Entry Total:      7
                                        -------------------------

Form 13F Information Table Value Total:      $187,245
                                        -------------------------
                                              (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number       Name

1          28-  12429                   Carlyle Investment Management L.L.C.
----          ----------------          ---------------------------------------

                                FORM 13-F INFORMATION TABLE

COLUMN      COLUMN       COLUMN        COLUMN               COLUMN           COLUMN       COLUMN          COLUMN
   1           2           3              4                    5                6            7               8
--------     --------  --------    --------  ---------------------  ----------  ---------  ----------------------
NAME OF      TITLE                 VALUE     SHRS OR  SH/     PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
ISSUER       OF CLASS  CUSIP       (x$1000)  PRN AMT  PRN     CALL  DISCRETION  MANAGERS   SOLE    SHARED     NONE
--------     --------  --------    --------  ---------------------  ----------  ---------  ------------------------

Anadarko     Com       032511107   $1,227    21,500   SH    --      Shared-         1               21,500
Pete Corp                                                           Defined

Dex One      Com       25212W100   $225      18,303   SH    --      Shared-         1               18,303
Corp                                                                Defined

Lear Corp    Com New   521865204   $11,575   146,653  SH    --      Shared-         1               146,653
                                                                    Defined

Smurfit-     Comm      83272A104   $2,484    135,214  SH    --      Shared-         1               135,214
Stone                                                               Defined
Container
Corp

SPDR Series  S&P       78464A888   $230      15,000   SH    --      Shared-         1               15,000
Trust        Homebuild                                              Defined

Time Warner  Com       88732J207   $970      18,500   SH    --      Shared-         1               18,500
Cable Inc                                                           Defined

Triumph      Com       896818101   $170,534  2,286,291 SH   --      Shared-         1               2,286,291
Group Inc                                                           Defined